Average Annual Total Returns - NVIT American Funds Growth-Income Fund	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class P Shares 1 Year	Class P Shares 5 Years	Class P Shares 10 Years	S&P 500® Index (reflects no deduction for fees or expenses) 1 Year	S&P 500® Index (reflects no deduction for fees or expenses) 5 Years	S&P 500® Index (reflects no deduction for fees or expenses) 10 Years
Total	13.08%	13.49%	12.31%	13.08%	13.49%	12.31%	18.40%	15.22%	13.88%